Shareholder Report, Average Annual Return (Details) 215300_Motley Fool Value Factor ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Value Factor ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Value Factor ETF (at NAV)
Average Annual Return, Percent	14.36%
Russell 1000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Total Return Index
Average Annual Return, Percent	13.02%
Motley Fool Value Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Motley Fool Value Total Return Index (USD)
Average Annual Return, Percent	15.25%
Russell 1000 Value Benchmark Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Benchmark Total Return Index
Average Annual Return, Percent	24.43%